Other provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other provisions [line items]
Provision for silicosis settlement	R 549	R 820	R 854
Retirement benefit obligation	264	251	R 247
Total Other Provisions	813	1,071
Current Other Provisions	180	139
Non-current Other Provisions	633	932
Present value of defined benefit obligation
Disclosure of other provisions [line items]
Retirement benefit obligation	R 264	R 251